Condensed Consolidated Balance Sheets - Globallink Investment Inc [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 65,221	$ 6,878	$ 79,073	$ 81,763
Prepaid expenses	60,746	135,280	125,625	207,445
Total current assets	125,967	142,158	204,698	289,208
Cash held in Trust Account	29,811,256	29,047,273	28,668,218	118,408,969
TOTAL ASSETS	29,937,223	29,189,431	28,872,916	118,698,177
CURRENT LIABILITIES
Accounts payable	66,415	15,431	142,093	184,130
Franchise tax payable	150,000	50,000	200,000	236,365
Income tax payable	437,549	602,796	529,505	228,827
Promissory note – related party	3,736,066	2,640,649	1,757,255
Due to related parties	607,000	607,000	607,000	127,000
Excise tax liability	935,214	935,214	935,214
Total current liabilities	5,932,244	4,851,090	4,171,067	776,322
Deferred tax liability				79,358
Warrant liabilities	14,250	13,680	1,881	6,270
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000	4,025,000
Total Liabilities	9,971,494	8,889,770	8,197,948	4,886,950
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Common stock subject to possible redemption, $0.001 par value, 2,562,567 and 11,500,000 shares at redemption value at December 31, 2023 and 2022 of $10.90 and $10.25 per share, respectively	29,223,707	28,394,477	27,938,713	117,864,419
STOCKHOLDERS’ DEFICIT
Common stock, $0.001 par value; 500,000,000 shares authorized; 3,445,000 shares issued and outstanding at December 31, 2023 and 2022 (excluding 2,562,567 and 11,500,000 shares subject to possible redemption)	3,445	3,445	3,445	3,445
Accumulated deficit	(9,261,423)	(8,098,261)	(7,267,190)	(4,056,637)
Total Stockholders’ Deficit	(9,257,978)	(8,094,816)	(7,263,745)	(4,053,192)
LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	$ 29,937,223	$ 29,189,431	$ 28,872,916	$ 118,698,177